Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

Note 11: Earnings Per Share

The following table presents the calculation of our basic and diluted earnings per share (“EPS”). The weighted average shares outstanding for the three and six months ended June 30, 2016 reflect 98,802,597 shares distributed on January 3, 2017, our spin-off date, to our stockholders. See Note 1: Organization and Basis of Presentation for further discussion. The weighted average shares outstanding used to compute basic EPS and diluted EPS for the three months ended June 30, 2017 is 98,959,438 and 99,529,301, respectively and for the six months ended June 30, 2017 is 98,881,494 and 99,442,829, respectively.

	Three Months Ended June 30,		Six Months Ended June 30,
($ and shares outstanding in millions, except per share amounts)	2017	2016	2017	2016
Basic EPS:
Numerator:
Net Income(1)	$51	$47	$101	$95
Denominator:
Weighted average shares outstanding	99	99	99	99

Basic EPS	$0.51	$0.48	$1.02	$0.96

Diluted EPS:
Numerator:
Net Income(1)	$51	$47	$101	$95
Denominator:
Weighted average shares outstanding	100	99	99	99

Diluted EPS	$0.51	$0.48	$1.02	$0.96

(1)	Net income for the three months ended June 30, 2017 and 2016 was $50,828,907 and $47,400,289, respectively, and for the six months ended June 30, 2017 and 2016 was $101,041,522 and $95,069,102, respectively.

The dilutive effect of outstanding share-based compensation awards is reflected in diluted earnings per common share by application of the treasury stock method using average market prices during the period.

For the three and six months ended June 30, 2017, we excluded 295,316 and 399,194 share-based compensation awards because their effect would have been anti-dilutive under the treasury stock method.

Note 16: Earnings Per Share

The following table presents the calculation of our basic and diluted EPS. The weighted average shares outstanding reflect shares distributed on January 3, 2017, our spin-off date, to our shareholders. Our per share amounts have been calculated as if the spin-off occurred on December 31, 2016. See Note 1: Organization for further discussion.

	Year Ended December 31,
($ in millions, except per share amounts)	2016	2015	2014
Basic and diluted EPS:
Numerator:
Net Income	$168	$174	$167
Denominator:
Weighted average shares outstanding	99	99	99

Basic and diluted EPS	$1.70	$1.76	$1.69